Nature of Organization and Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended		81 Months Ended
	Dec. 31, 2013 Account Company	Dec. 31, 2012	Dec. 31, 2013
Nature of Organization and Significant Accounting Policies (Textual)
Revenue	$ 3,317,885	$ 911,727	$ 4,329,087
Intellectual property	2,000,000	2,000,000	2,000,000
Advertising and promotional cost incurred	1,658,948	329,396	2,253,510
Depreciation	37,392	1,173	38,841
Share based compensation expenses recognized	1,334,852	796,774
Aggregate number of potentially dilutive warrants and options outstanding	232,320	33,160
Interest bearing accounts capacity of fund and balance	250,000		250,000
Interest bearing account balance	451,193		451,193
Uninsured cash balances	196,550		196,550
Amount of insurance coverage revert back per depositor	250,000		250,000
Number of noninterest-bearing checking accounts	3
Number of interest-bearing savings account	2
Number of overseas companies to produce raw product for MYO-T12	1
Research and development cost	$ 754,262	$ 206,821	$ 961,083
Minimum [Member]
Nature of Organization and Significant Accounting Policies (Textual)
Property and equipment, estimated useful life	3 years
Maximum [Member]
Nature of Organization and Significant Accounting Policies (Textual)
Property and equipment, estimated useful life	7 years